Cover	Jul. 25, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amended Form 8-K”) amends Item 5.07 of the Current Report on Form 8-K filed by Palatin Technologies, Inc. (the “Company”) with the Securities and Exchange Commission on July 29, 2025 (the “Original Form 8-K”). Item 5.07 of the Original Form 8-K reported the results of the matters submitted for stockholder action at the Company’s 2025 annual meeting of stockholders held on July 25, 2025 (the “2025 Annual Meeting”). The sole purpose of this Amended Form 8-K is to disclose, in accordance with Item 5.07(d) of Form 8-K, the Company’s decision as to the frequency of future non-binding advisory votes to approve the compensation of the Company’s named executive officers. Except as set forth herein, no other changes have been made to the Original Form 8-K.
Document Period End Date	Jul. 25, 2025
Entity File Number	001-15543
Entity Registrant Name	PALATIN TECHNOLOGIES, INC.
Entity Central Index Key	0000911216
Entity Tax Identification Number	95-4078884
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	103 Carnegie Center Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08512
City Area Code	(609)
Local Phone Number	495-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PTN
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false